Finance Receivables on Nonaccrual Status (Detail) (JPY ¥) In Millions, unless otherwise specified	Mar. 31, 2014	Mar. 31, 2013
Accounts, Notes, Loans and Financing Receivable [Line Items]
Finance receivables on nonaccrual status	¥ 12,229	¥ 11,987
Retail
Accounts, Notes, Loans and Financing Receivable [Line Items]
Finance receivables on nonaccrual status	5,962	4,443
Finance leases
Accounts, Notes, Loans and Financing Receivable [Line Items]
Finance receivables on nonaccrual status	780	1,135
Wholesale
Accounts, Notes, Loans and Financing Receivable [Line Items]
Finance receivables on nonaccrual status	1,406	1,985
Real estate
Accounts, Notes, Loans and Financing Receivable [Line Items]
Finance receivables on nonaccrual status	4,035	4,354
Working capital
Accounts, Notes, Loans and Financing Receivable [Line Items]
Finance receivables on nonaccrual status	¥ 46	¥ 70